ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥37,916,569	¥50,666,009	$7,467,245
Allowance for credit losses	(2,064,085)	(4,523,560)	(666,690)
Total third-parties, net	¥35,852,484	¥46,142,449	$6,800,555

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥886,267	¥244,800	$36,079
Allowance for credit losses	(886,267)	(244,800)	(36,079)
Total third-parties, net	¥—	¥—	$—

Schedule of movement of allowance for credit losses

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥1,968,461	¥2,950,352	$434,828
Charge to credit losses	981,891	1,818,008	267,941
Ending balance	¥2,950,352	¥4,768,360	$702,769